GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 3

GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXX	7922512	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Compliance	Note - Incomplete	Acknowledged		2	Compliance	The following section(s) of the Note is incomplete: The loan agreement addendum is missing the lenders signature.
XXXX	7922512	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Compliance	Security Instrument - Name Discrepancy	Resolved		1	Compliance	The borrower(s)' name(s) on the Security Instrument is inconsistent with the Note. The borrower signed the Security Instrument with their middle initial however current vesting shows without the middle initial. Additionally, the name affidavit does not state that the borrower goes by their name with a middle initial	Please see attached Drivers License. The borrowers signature includes a middle initial	Rebuttal (XX/XX/XXXX XXXXPM)			Not Assigned	The documentation provided is not sufficient to cure the finding. The driver license provided lists the borrower's full middle name. The signature page lists the borrower's middle initial in the printed spot which is inconsistent with page one and previous vesting. Additionally, the name affidavit does not list going with their middle initial as being any name that they go by. An updated name affidavit showing that the borrower is also known as with their middle initial will be acceptable. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX XXXXPM)Response (XX/XX/XXXX XXXXPM)
XXXX	7922512	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Credit	DSCR - Program Parameters - Other	Waived		2	Credit	The file contains a lender exception for subject project investor concentration is 100%, XX units total. Deemed non-material based on compensating factors (waived).			Compensating Factors: Experienced Investor, XX months reserves
XXXX	7922512	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount			1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.
XXXX	7922512	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Credit	DSCR - Program Parameters - Other	Waived		2	Credit	Per the guidelines, when a property is located in a non-warrantable condominium project, the minimum DSCR allowed is 1.25. Subject is located in a non-warrantable condo project and subject DSCR is XXXX.	exception	Rebuttal (XX/XX/XXXX XXXXAM)	Compensating Factors: Experienced Investor, XX months reserves			Waiver granted by Investor. (Waived)	Response (XX/XX/XXXX XXXXAM)
XXXX	7923179	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount			1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.
XXXX	7923179	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Credit	Income - Tax Transcripts Missing	Resolved		1	Credit	Per guidelines, for wage or salaried borrowers, W2 tax transcripts are required. The loan file is missing either XXXX/XXXX or XXXX/XXXX (if XXXX not available) W2 tax transcripts for the borrower.	transcripts	Rebuttal XX/XX/XXXX XXXXPM)			Not Assigned	Documentation received is sufficient. (Resolved)	Response (XX/XX/XXXX XXXXAM)
XXXX	7923179	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Credit	Debts - Not Verified	Resolved		1	Credit	The loan file does not contain documentation confirming the payments for the borrowers XX mortgages listed on the credit report include escrows. Additional conditions and debt ratio recalculation may apply.	mortgage statements for all properties showing escrow included	Rebuttal (XX/XX/XXXX XXXXPM)			Not Assigned	Documentation received is sufficient. (Resolved)	Response (XX/XX/XXXX XXXXAM)
XXXX	7923179	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Credit	Program Parameters - Property Type	Waived		2	Credit	Lender Exception provided for a rural property. Deemed non-material based on compensating factors. (Waived)			Compensating Factors: XXX Fico, XXX Months reserves after closing and Residual Income $XXXX
XXXX	7923179	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Credit	Credit - Other	Waived		2	Credit	Lender guides require two months proof of receipt of rent along with the leases. The loan file only contained lease agreements for XXXX of the borrower's rental properties; XXXX, XXXX, XXXX, XXXX, XXXX, XXXXand XXXX. Two months proof of receipt of rent is missing from the loan file. Additional conditions may apply.	lease agreement	Rebuttal (XX/XX/XXXX XXXXAM)	Compensating Factors: XXX Fico, XXX Months reserves after closing and Residual Income $XXXX			Still missing XX months proof of rent receipt for all XX leases. (Upheld)Documentation received is sufficient. (Waived)	Response (XX/XX/XXXX XXXXAM)Response (XX/XX/XXXX XXXXAM)
XXXX	7923179	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Investment Property	XX/XX/XXXX	XXXX	XXXX	Sent to Client	XX/XX/XXXX	Compliance	Note - Incomplete	Acknowledged		2	Compliance	The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.